Other liabilities - Summary of Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Non-current other liabilities
Provision for operation and maintenance			₨ 2,736
Others	₨ 5	$ 0	11
Total	5	0	2,747
Current other liabilities
Provision for operation and maintenance			490
Advance received against sale of assets	85	1
Other payables
TDS payable	2,719	36	1,389
GST payable	447	6	367
ESI payable	1	0
Labour welfare fund payable	3	0	1
Provident fund payable	26	0	19
Total	₨ 3,281	$ 43	₨ 2,266